Performance Management - Token Shares [Member] - Stablecoin Reserves Fund	Oct. 22, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at am.gs.com or by calling 1-800-621-2550.
Performance One Year or Less [Text]	Because the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund.
Performance Availability Website Address [Text]	am.gs.com
Performance Availability Phone [Text]	1-800-621-2550